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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-07404

Invesco California Value Municipal Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)        (Zip code)

Colin Meadows     1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/12

2411028

012213 (1) BO

Item 1.  Schedule of Investments.

Invesco California Value Municipal

Income Trust

Effective December 3, 2012, Invesco Van Kampen

California

Value Municipal Income Trust was renamed Invesco

California

Value Municipal Income Trust.

Quarterly Schedule of Portfolio Holdings

November 30, 2012

invesco.com/us VK-CE-CAVMI-QTR-1 11/12 Invesco Advisers, Inc.

Schedule of Investments

November 30, 2012

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–154.29%

California–145.31%

Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	6.75%	07/01/39	$3,000	$3,337,560
Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS-AGM) (a)	5.00%	12/01/24	235	277,544
Series 2008 A, Lease RB (INS-AGM) (a)	5.00%	12/01/25	750	883,785
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.50%	01/01/30	1,725	1,941,246
Series 2010 A, RB	7.63%	01/01/40	750	841,268
Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/35	1,120	391,395
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/36	1,805	568,647
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2007 A, RB (INS-NATL) (a)(c)	4.50%	10/01/37	4,000	4,253,000
Anaheim (City of) Redevelopment Agency (Anaheim Merged Redevelopment Area); Series 2007 A, Ref. Tax Allocation RB (INS-AGM) (a)(c)	5.00%	01/01/31	4,250	4,514,775
Anaheim City School District (Election of 2002); Series 2007, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/24	4,970	3,108,188
Arcadia Unified School District (Election of 2006); Series 2007 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/37	1,000	1,089,880
Bakersfield (City of); Series 2007 A, Wastewater RB (INS-AGM) (a)	5.00%	09/15/32	2,500	2,759,675
Bay Area Toll Authority (San Francisco Bay Area); Series 2007 F, Toll Bridge RB (c)(d)(e)	5.00%	04/01/17	6,000	7,108,500
Series 2009 F-1, Toll Bridge RB (c)	5.13%	04/01/39	4,500	5,300,460
Series 2009 F-1, Toll Bridge RB (c)	5.25%	04/01/26	4,315	5,308,529
Series 2009 F-1, Toll Bridge RB (c)	5.25%	04/01/29	4,795	5,863,278
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/26	1,245	788,981
Series 2009, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/28	3,000	1,737,780
Series 2009, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/31	2,010	1,003,613
Series 2009, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/32	430	204,874
Brea (City of) Redevelopment Agency (Redevelopment Project AB); Series 2001 A, Ref. Tax Allocation RB (INS-AMBAC) (a)	5.50%	08/01/20	3,535	3,539,843
Brea Olinda Unified School District; Series 2002 A, Ref. COP (INS-AGM) (a)	5.50%	08/01/20	1,510	1,516,266
California (State of) Department of Veterans Affairs; Series 2007 A, Home Purchase RB (c)(f)	4.95%	12/01/37	9,000	9,382,680
California (State of) Department of Water Resources (Central Valley); Series 2003 Y, Water System RB (g)	5.00%	12/01/25	2,000	2,046,020
Series 2008 AE, Water System RB	5.00%	12/01/29	2,000	2,381,800
California (State of) Department of Water Resources; Subseries 2005 F-5, Power Supply RB	5.00%	05/01/22	2,000	2,394,920
California (State of) Educational Facilities Authority (California College of Arts); Series 2012, RB	5.25%	06/01/30	1,125	1,254,668
California (State of) Educational Facilities Authority (Chapman University); Series 2011, RB	5.00%	04/01/31	1,750	2,036,527
California (State of) Educational Facilities Authority (Claremont McKenna College); Series 2007, RB (c)	5.00%	01/01/38	7,480	8,312,973
California (State of) Educational Facilities Authority (OTIS College of Art and Design – Goldsmith Campus); Series 1999 B, RB	5.25%	04/01/24	580	580,655
California (State of) Educational Facilities Authority (Pitzer College); Series 2009, RB	5.38%	04/01/34	2,000	2,262,780
Series 2009, RB	6.00%	04/01/40	1,000	1,208,260
California (State of) Educational Facilities Authority (University of Southern California); Series 2009 B, RB (c)	5.25%	10/01/39	10,200	12,194,100
California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 A, RB	5.75%	09/01/39	2,500	2,941,525
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2004 G, RB	5.25%	07/01/23	2,555	2,711,647
Series 2009 A, RB	6.00%	07/01/39	2,500	3,013,925
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2009, RB	5.00%	08/15/39	4,000	4,455,680
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS-AGM) (a)	5.25%	07/01/38	5,050	5,558,232

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Health Facilities Financing Authority (Chinese Hospital Association); Series 2012, RB (INS-Cal Mortgage) (a)	5.00%	06/01/37	$2,000	$2,255,400
California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/35	3,000	3,469,800
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2006 A, RB	5.25%	04/01/39	1,000	1,105,310
California (State of) Health Facilities Financing Authority (Lucile Packard Children’s Hospital); Series 2012, RB (c)	5.00%	08/15/51	12,000	13,816,800
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2008 C, RB	6.50%	10/01/33	3,000	3,698,160
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB (c)	5.00%	11/15/36	6,250	7,023,438
Series 2012 A, RB	5.00%	11/15/40	2,000	2,307,920
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB	5.25%	11/15/40	4,000	4,700,640
Califorrnia (State of) Health Facilities Financing Authority (Sutter Health);
Series 2011 B, RB	5.50%	08/15/26	3,500	4,294,920
Series 2011 D, Ref. RB (c)	5.25%	08/15/31	10,000	12,074,500
California (State of) Housing Finance Agency; Series 1997 A, MFH RB (INS-NATL) (a)(f)	5.85%	08/01/17	2,005	2,054,764
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/26	500	491,935
California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group); Series 2007, COP	5.00%	02/01/19	1,215	1,330,085
Series 2007, COP	5.25%	02/01/37	6,500	6,830,460
California (State of) Municipal Finance Authority (Eisenhower Medical Center); Series 2010 A, RB	5.75%	07/01/40	3,850	4,363,667
California (State of) Municipal Finance Authority (High Tech High – Chula Vista); Series 2008 B, Educational Facility RB (h)	6.00%	07/01/28	1,000	1,045,690
California (State of) Pollution Control Financing Authority (San Diego Gas & Electric); Series 1996 A, Ref. PCR (INS-NATL) (a)	5.90%	06/01/14	1,000	1,081,230
California (State of) Pollution Control Financing Authority (San Jose Water Co.); Series 2010 A, RB	5.10%	06/01/40	5,000	5,571,000
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2005 C, Solid Waste Disposal RB (f)	5.13%	11/01/23	2,000	2,188,040
California (State of) Public Works Board (Department of Mental Health – Coalinga State Hospital); Series 2004 A, Lease RB	5.00%	06/01/24	2,000	2,105,960
California (State of) Rural Home Mortgage Finance Authority (Mortgage-Backed Securities Program); Series 1998 A, Single Family Mortgage RB (CEP-GNMA) (f)	6.35%	12/01/29	5	5,125
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/19	1,825	1,964,959
Series 2005 A, Health Facility RB	5.00%	03/01/35	2,020	2,162,713
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools); Series 2012 A, School Facility RB	6.38%	07/01/47	2,060	2,242,907
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	4,000	4,451,240
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/38	1,250	1,350,588
California (State of) Statewide Communities Development Authority (Collegiate Housing Foundation – Irvine, L.L.C. – University of California – Irvine East Campus Apartments, Phase II); Series 2008, Student Housing RB	5.75%	05/15/32	2,500	2,745,975
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/30	4,325	5,081,269
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008, RB (INS-Cal Mortgage) (a)	6.25%	08/15/28	2,750	3,224,980
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2007 A, RB (h)	5.13%	04/01/37	1,500	1,563,450
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/28	3,000	3,356,100
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/42	5,000	5,824,300
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (CEP-FHA)	6.75%	02/01/38	2,000	2,490,560

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB	7.25%	11/15/41	$2,000	$2,332,560
California (State of) Statewide Communities Development Authority (St. Joseph Health System); Series 2000, RB (INS-NATL) (a)	5.13%	07/01/24	1,950	2,237,196
California (State of) Statewide Communities Development Authority (Trinity Health Credit Group); Series 2011, Ref. RB (c)	5.00%	12/01/41	10,090	11,667,471
California (State of) Statewide Communities Development Authority; Series 2011, School Facilities RB	6.75%	07/01/31	1,425	1,641,871
California (State of); Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/19	2,500	3,268,775
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,150	1,405,024
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	11/01/35	2,750	3,484,910
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	04/01/38	2,215	2,752,403
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	3,000	3,743,700
Series 2010, Unlimited Tax GO Bonds	5.25%	11/01/40	3,500	4,197,305
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	5,955	7,192,330
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/32	3,050	3,610,437
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/41	3,500	4,052,895
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/38	5,000	5,824,600
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	2,210	2,718,410
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/36	7,500	8,853,750
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	5,355	6,237,825
California Infrastructure & Economic Development Bank (The Scripps Research Institute); Series 2005 A, RB	5.00%	07/01/29	2,000	2,177,680
California Infrastructure & Economic Development Bank; Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB (d)(e)	5.00%	01/01/28	1,500	2,113,440
California State University; Series 2005 A, Systemwide RB (INS-AMBAC) (a)	5.00%	11/01/35	2,000	2,166,440
Series 2009 A, Systemwide RB	5.25%	11/01/38	5,000	5,761,050
Camarillo (City of) Public Finance Authority; Series 2005, Wastewater RB (INS-AMBAC) (a)	5.00%	06/01/36	1,000	1,110,420
Campbell Union High School District; Series 2008, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	08/01/35	1,090	1,214,206
Series 2008, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	08/01/38	1,620	1,797,795
Capistrano Unified School District (Community Facilities District); Series 2005, Ref. Special Tax RB (INS-NATL) (a)	5.00%	09/01/29	1,000	1,032,610
Carson (City of) Redevelopment Agency; Series 2003 A, Ref. Tax Allocation RB (INS-NATL) (a)	5.00%	10/01/23	2,000	2,078,860
Cathedral City (City of) Public Financing Authority; Series 2000 A, Tax Allocation CAB RB (INS-NATL) (a)(b)	0.00%	08/01/27	1,085	488,814
Series 2000 A, Tax Allocation CAB RB (INS-NATL) (a)(b)	0.00%	08/01/28	1,085	458,738
Series 2000 A, Tax Allocation CAB RB (INS-NATL) (a)(b)	0.00%	08/01/30	1,085	395,754
Series 2000 A, Tax Allocation CAB RB (INS-NATL) (a)(b)	0.00%	08/01/31	1,085	359,178
Series 2000 A, Tax Allocation CAB RB (INS-NATL) (a)(b)	0.00%	08/01/32	1,085	325,229
Series 2000 A, Tax Allocation CAB RB (INS-NATL) (a)(b)	0.00%	08/01/33	1,085	299,232
Chino Basin Regional Financing Authority (Inland Empire Utilities Agency); Series 2008 A, RB (INS-AMBAC) (a)	5.00%	11/01/33	1,250	1,432,613
Chula Vista (City of) (San Diego Gas & Electric Co.); Series 2004, Ref. IDR (f)	4.00%	05/01/39	6,200	6,391,828
Chula Vista (City of) (San Diego Gas); Series 1996 A, IDR	5.30%	07/01/21	2,000	2,166,200
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/29	625	324,819
Colton (City of) Redevelopment Agency (Mount Vernon Corridor); Series 1999, Tax Allocation RB	6.30%	09/01/36	2,000	2,001,380
Compton (City of); Series 2009, Water RB	6.00%	08/01/39	1,750	1,802,080
Culver City (City of) Redevelopment Agency; Series 2005 A, Ref. Tax Allocation RB (INS-AMBAC) (a)	5.00%	11/01/25	2,000	2,120,060
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	1,935	1,999,377
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/37	2,045	2,259,909
Dry Creek Joint Elementary School District (Election of 2008 – Measure E); Series 2009, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/39	4,420	1,249,092
Series 2009, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/48	2,860	498,012

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
East Bay Municipal Utility District; Series 2005 A, Sub. Water System RB (INS-NATL) (a)	5.00%	06/01/35	$3,205	$3,510,661
Series 2010 A, Ref. Sub. Water System RB (c)	5.00%	06/01/36	2,745	3,283,349
Eastern Municipal Water District; Series 2006 A, Water & Sewer Revenue COP (INS-NATL) (a)	5.00%	07/01/32	1,000	1,112,840
Eden (Township of) Healthcare District; Series 2010, COP	6.00%	06/01/30	1,500	1,697,475
Series 2010, COP	6.13%	06/01/34	500	565,345
El Cerrito (City of) Redevelopment Agency; Series 1998 B, Ref. Tax Allocation RB (INS-NATL) (a)(f)	5.25%	07/01/15	610	633,064
El Segundo Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/31	2,735	1,190,546
Series 2009 A, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/33	615	239,893
Emeryville (City of) Public Financing Authority (Shellmound Park Redevelopment & Housing); Series 1998 B, RB (INS-NATL) (a)	5.00%	09/01/19	1,000	1,001,640
Florin Resource Conservation District (Elk Grove Water Service); Series 2003 A, Capital Improvement COP (INS-NATL) (a)	5.00%	09/01/33	4,580	4,646,181
Folsom (City of) Public Financing Authority; Series 2007 A, Special Tax RB (INS-AMBAC) (a)	5.00%	09/01/28	3,000	3,123,240
Fontana Unified School District (Election of 2006); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/29	2,560	1,244,314
Foothill-De Anza Community College District; Series 2011 C, Unlimited Tax GO Bonds (c)	5.00%	08/01/40	13,500	16,040,295
Foothill-Eastern Transportation Corridor Agency; Series 1995 A, Sr. Lien Toll Road CAB RB (b)(d)	0.00%	01/01/27	2,950	2,142,054
Garden Grove (City of) Agency for Community Development; Series 2008, Sub. RN (Acquired 05/27/08; Cost $1,533,048) (h)	6.00%	10/01/27	1,760	1,696,270
Gilroy Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/29	750	364,545
Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-FGIC) (a)	5.00%	06/01/35	965	1,023,296
Grant Joint Union High School District (Election of 2006); Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/23	1,000	1,171,010
Grossmont Union High School District (Election of 2004); Series 2006, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/24	3,250	2,120,462
Huntington Beach Union High School District (Election of 2004); Series 2004, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/26	1,280	1,368,870
Series 2004, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/27	1,250	1,334,675
Independent Cities Lease Finance Authority (San Juan Mobile Estates); Series 2006 A, Mobile Home Park RB	5.00%	05/15/31	1,000	1,036,560
Independent Cities Lease Finance Authority (Westlake Mobilehome Park); Series 2007 A, Ref. Mobile Home Park RB	5.00%	04/15/47	1,500	1,558,830
Irvine (City of) (Reassessment District No. 12-1); Series 2012, Limited Obligation Improvement Bonds	5.00%	09/02/24	1,145	1,368,951
Series 2012, Limited Obligation Improvement Bonds	5.00%	09/02/25	500	593,220
Kern (County of) Board of Education; Series 2006 A, Ref. COP (INS-NATL) (a)	5.00%	06/01/31	3,110	3,226,656
Kern (County of) Water Agency Improvement District No. 4; Series 2008 A, COP (INS-AGC) (a)	5.00%	05/01/28	1,015	1,153,040
La Quinta (City of) Financing Authority; Series 2004 A, Local Agency Tax Allocation RB (INS-AMBAC) (a)	5.25%	09/01/24	4,100	4,343,458
La Quinta (City of) Redevelopment Agency (Redevelopment Area No. 1); Series 2002, Tax Allocation RB (INS-AMBAC) (a)	5.00%	09/01/22	3,420	3,496,198
Series 2002, Tax Allocation RB (INS-AMBAC) (a)	5.13%	09/01/32	1,500	1,531,800
Lancaster (City of) Redevelopment Agency (Combined Redevelopment Areas); Series 2009, Tax Allocation RB	6.88%	08/01/39	1,000	1,163,210
Lathrop (City of) Mossdale Village Assessment District No. 03-1; Series 2005, Special Assessment Improvement RB	5.00%	09/02/25	1,000	1,001,410
Long Beach (City of) (Long Beach Towne Center); Series 2008, Special Tax RB	5.75%	10/01/25	2,000	2,182,620
Long Beach (City of); Series 2005 A, Ref. Harbor RB (INS-NATL) (a)(f)	5.00%	05/15/24	2,750	3,024,010
Series 2010 A, Sr. Airport RB	5.00%	06/01/40	1,590	1,772,262
Long Beach Unified School District; Series 2012, Ref. Unlimited Tax GO Bonds (c)	5.00%	08/01/31	11,625	14,046,139
Los Angeles (City of) (Sonnenblick Del Rio); Series 2000, Sr. COP (INS-AMBAC) (a)	6.00%	11/01/19	3,000	3,014,070
Los Angeles (City of) Community Redevelopment Agency (Grand Central Square – Los Angeles County Metropolitan Transportation Authority); Series 2007 B, Ref. MFH RB (INS-AMBAC) (a)(f)	4.75%	12/01/26	2,215	2,168,441

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2008 C, Sub. RB	5.13%	05/15/33	$1,230	$1,403,270
Series 2010 A, Sr. RB (c)	5.00%	05/15/35	6,000	6,950,700
Series 2010 D, Sr. RB (c)	5.25%	05/15/33	10,000	11,856,800
Los Angeles (City of) Department of Water & Power;
Series 2009 A, Water System RB	5.38%	07/01/38	2,000	2,391,920
Series 2011 A, Power System RB (c)	5.00%	07/01/22	9,200	11,815,008
Series 2011 A, Water System RB	5.25%	07/01/39	2,000	2,425,640
Series 2012 A, Water System RB (c)	5.00%	07/01/43	5,250	6,236,895
Series 2012 B, Waterworks RB	5.00%	07/01/37	3,000	3,586,290
Subseries 2003 A-2, Power System RB (INS-NATL) (a)	5.00%	07/01/27	5,000	5,122,200
Subseries 2006 A-1, Water System RB (INS-AMBAC) (a)	5.00%	07/01/36	1,000	1,129,970
Subseries 2007 A-1, Power System RB (INS-AMBAC) (a)	5.00%	07/01/39	1,500	1,723,920
Subseries 2008 A-1, Power System RB (c)	5.25%	07/01/38	8,200	9,776,286
Los Angeles (City of); Series 2003 B, Ref. Wastewater System RB (INS-AGM) (a)	5.00%	06/01/22	3,825	3,916,953
Series 2004 A, Unlimited Tax GO Bonds (d)(e)	5.00%	09/01/14	1,030	1,114,470
Series 2012 B, Ref. Sub. Wastewater System RB (c)	5.00%	06/01/32	10,000	12,117,100
Los Angeles (County of) Metropolitan Transportation Authority; Series 2005 A, Proposition A First Tier Sr. Sales Tax RB (INS-AMBAC) (a)	5.00%	07/01/35	2,450	2,687,993
Los Angeles Community College District (Election of 2003); Series 2008 F-1, Unlimited Tax GO Bonds (c)	5.00%	08/01/33	8,000	9,413,840
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program);
Series 1999 A, CAB COP (INS-AMBAC) (a)(b)	0.00%	08/01/26	1,200	608,508
Series 2003 A, COP (d)(e)	5.00%	09/01/13	1,250	1,293,538
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	01/01/34	2,000	2,336,500
Los Angeles Unified School District (Election of 2004); Series 2005 E, Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.00%	07/01/30	620	675,081
Series 2006 F, Unlimited Tax GO Bonds (INS-FGIC) (a)	5.00%	07/01/30	2,000	2,227,160
Series 2009-I, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	01/01/34	5,950	6,951,087
Marin (County of) Water District Financing Authority; Series 2012 A, Sub. Lien RB	5.00%	07/01/44	4,495	5,348,331
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/34	850	310,947
Milpitas (City of) Redevelopment Agency (Redevelopment Area No. 1); Series 2003, Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/22	5,000	5,146,550
Modesto (City of) (Community Center Refinancing); Series 1993 A, COP (INS-AMBAC) (a)	5.00%	11/01/23	5,000	5,297,800
Modesto (City of); Series 2008 A, Ref. VRD Water RB (INS-AGC; LOC-JPMorgan Chase Bank, N.A.) (a)(i)(j)	0.16%	10/01/36	3,475	3,475,000
Montebello Unified School District (Election of 2004); Series 2009 A-1, Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/34	1,000	1,137,310
Moorpark Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/31	2,000	859,540
Moreland School District (Crossover); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC) (a)(b)	0.00%	08/01/29	1,250	614,550
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (h)	5.50%	03/01/18	1,650	1,712,238
Series 2008 B, RB (h)	6.50%	03/01/28	2,175	2,329,055
Murrieta (City of) Public Financing Authority;
Series 2012, Ref. Special Tax RB	5.00%	09/01/25	975	1,120,548
Series 2012, Ref. Special Tax RB	5.00%	09/01/26	1,000	1,140,550
Series 2012, Ref. Special Tax RB	5.00%	09/01/31	3,470	3,876,996
Murrieta Valley Unified School District Public Financing Authority (Election of 2006); Series 2008, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	09/01/31	6,670	2,819,342
Series 2008, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	09/01/33	820	310,477
National City (City of) Community Development Commission (National City Redevelopment); Series 2004 A, Tax Allocation RB (INS-AMBAC) (a)	5.50%	08/01/32	1,730	1,774,357
Series 2011, Tax Allocation RB	7.00%	08/01/32	750	956,723
Needles (City of) Public Utility Authority (Utility System Acquisition); Series 1997 A, RB	6.50%	02/01/22	2,000	2,001,240
Northern California Power Agency (Hydroelectric No. 1); Series 2012, Ref. RB	5.00%	07/01/32	1,700	2,029,052

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Norwalk-La Mirada Unified School District; Series 2005 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/29	$6,000	$2,949,840
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/28	670	362,711
Oakland (City of) (Measure DD); Series 2003 A, Unlimited Tax GO Bonds (d)(e)	5.00%	01/15/13	3,000	3,018,030
Oakland (City of); Series 2004 A, Sewer RB (INS-AGM) (a)	5.00%	06/15/25	2,355	2,502,965
Oakland (Port of); Series 2012 P, Ref. Sr. Lien RB (f)	5.00%	05/01/26	5,000	5,921,050
Series 2012 P, Ref. Sr. Lien RB (f)	5.00%	05/01/31	5,000	5,812,900
Orange (County of) Sanitation District; Series 2007 B, COP (INS-AGM) (a)	5.00%	02/01/31	1,000	1,134,470
Orange (County of) Water District; Series 2003 B, COP (INS-NATL) (a)	5.00%	08/15/34	1,000	1,028,080
Orange (County); Series 2009 A, Airport RB	5.00%	07/01/31	1,000	1,151,910
Oxnard (City of) Finance Authority (Redwood Trunk Sewer & Headworks); Series 2004 A, Wastewater RB (INS-NATL) (a)	5.00%	06/01/29	1,000	1,033,280
Oxnard Union High School District; Series 2001 A, Ref. Unlimited Tax GO Bonds (INS-NATL)(a)	6.20%	08/01/30	1,000	1,140,090
Palm Springs (City of) (Palm Springs International Airport); Series 2006, Ref. Sub. Airport Passenger Facility Charge RB (f)	5.45%	07/01/20	250	252,253
Series 2006, Ref. Sub. Airport Passenger Facility Charge RB (f)	5.55%	07/01/28	475	475,893
Series 2008, Ref. Sub. Airport Passenger Facility Charge RB (f)	6.00%	07/01/18	250	258,600
Series 2008, Ref. Sub. Airport Passenger Facility Charge RB (f)	6.40%	07/01/23	250	255,263
Series 2008, Ref. Sub. Airport Passenger Facility Charge RB (f)	6.50%	07/01/27	530	539,423
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	3,000	3,459,990
Perris (City of) Public Financing Authority (Perris Valley Vistas IA 3); Series 2008 B, Local Agency Special Tax RB	6.63%	09/01/38	2,000	2,113,260
Perris (City of) Public Financing Authority; Series 2002 A, Tax Allocation RB (INS-NATL) (a)	5.00%	10/01/31	1,000	1,021,170
Series 2006, Tax Allocation RB	5.35%	10/01/36	4,350	4,372,881
Pico Rivera (City of) Water Authority (Water System); Series 1999 A, RB (INS-NATL) (a)	5.50%	05/01/19	1,000	1,086,090
Planada Elementary School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	07/01/49	8,440	1,341,876
Poway (City of) Redevelopment Agency (Paguay Redevelopment); Series 2003 A, Tax Allocation RB (INS-NATL) (a)	5.25%	06/15/23	7,390	7,541,938
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2003, Special Tax RB (d)(e)	6.00%	03/01/13	2,000	2,027,660
Rancho Cucamonga (City of) Redevelopment Agency (Rancho Redevelopment); Series 1999, Ref. Tax Allocation RB (INS-AGM) (a)	5.25%	09/01/20	1,000	1,003,010
Rancho Mirage (City of) Redevelopment Agency (Redevelopment Plan – 1984); Series 2001 A-1, Tax Allocation RB (INS-NATL) (a)	5.00%	04/01/26	1,220	1,221,952
Series 2001 A-E, Tax Allocation RB (INS-NATL) (a)	5.25%	04/01/33	2,540	2,543,404
Rancho Mirage (City of) Redevelopment Agency; Series 2003 A, Housing Tax Allocation RB (INS-NATL) (a)	5.00%	04/01/33	1,000	1,002,990
Redding (City of); Series 2008 A, Electric System Revenue COP (INS-AGM) (a)	5.00%	06/01/27	725	842,109
Redlands (City of) Redevelopment Agency; Series 1998 A, Ref. Tax Allocation RB (INS-NATL) (a)	4.75%	08/01/21	3,800	3,803,268
Regents of the University of California (UCLA Medical Center); Series 2004 A, RB (INS-AMBAC) (a)	5.25%	05/15/30	1,225	1,251,730
Regents of the University of California; Series 2003 A, General RB (INS-AMBAC) (a)	5.00%	05/15/33	5,000	5,104,300
Series 2003 B, General RB (INS-AMBAC) (a)	5.00%	05/15/22	2,000	2,043,100
Series 2005 B, Limited Project RB (d)(e)	5.00%	05/15/13	1,000	1,031,920
Series 2007 J, General RB (INS-AGM) (a)(c)	4.50%	05/15/31	4,415	4,695,750
Series 2007 J, General RB (INS-AGM) (a)(c)	4.50%	05/15/35	3,585	3,789,954
Series 2009 E, Medical Center Pooled RB	5.50%	05/15/27	2,500	2,919,400
Series 2009 O, General RB (c)	5.25%	05/15/39	7,500	8,972,325
Series 2009 O, General RB	5.25%	05/15/39	1,500	1,794,465
Series 2009 Q, General RB (c)(k)	5.00%	05/15/34	9,080	10,576,112
Series 2012 G, Limited Project RB	5.00%	05/15/37	1,000	1,200,550
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	2,000	2,402,980
Riverside (City of); Series 2008 B, Water RB (INS-AGM) (a)	5.00%	10/01/33	1,000	1,134,650
Series 2008 D, Electric RB (INS-AGM) (a)	5.00%	10/01/28	2,085	2,385,219
Riverside (County of) Transportation Commission; Series 2010 A, Limited Sales Tax RB	5.00%	06/01/32	2,000	2,314,200

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Riverside Community College District (Election 2004); Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)(c)	5.00%	08/01/32	$5,000	$5,751,100
RNR School Financing Authority (Community Facilities District No. 92-1); Series 2006 A, Special Tax RB (INS-AMBAC) (a)	5.00%	09/01/36	2,000	2,069,980
Roseville Joint Union High School District; Series 1995 B, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	06/01/20	1,650	1,271,077
Sacramento (City of) Financing Authority (Solid Waste & Redevelopment); Series 1999, Capital Improvement RB (d)	5.75%	12/01/22	180	180,220
Sacramento (City of) Municipal Utility District; Series 2008 U, Electric RB (INS-AGM) (a)(c)	5.00%	08/15/24	4,960	5,822,842
Series 2008 U, Electric RB (INS-AGM) (a)	5.00%	08/15/24	1,000	1,173,960
Series 2008 U, Electric RB (INS-AGM) (a)(c)	5.00%	08/15/26	10,000	11,627,300
Series 2011 X, Ref. Electric RB	5.00%	08/15/27	2,850	3,467,851
Sacramento (City of) Regional Transit District; Series 2012, Farebox RB	5.00%	03/01/36	1,500	1,685,655
Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District); Series 2011 A, Ref. RB	5.00%	12/01/26	1,500	1,868,505
Sacramento (County of); Series 2008 A, Sr. Airport System RB (INS-AGM) (a)	5.00%	07/01/32	1,000	1,128,950
Series 2010, Sr. Airport System RB	5.00%	07/01/40	3,800	4,277,812
Salinas Valley Solid Waste Authority; Series 2002, RB (INS-AMBAC) (a)(f)	5.25%	08/01/27	1,000	1,002,370
Series 2002, RB (INS-AMBAC) (a)(f)	5.25%	08/01/31	2,000	2,004,200
San Bernardino Community College District (Election of 2002); Series 2006 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/31	2,225	2,471,396
San Diego (City of) Public Facilities Financing Authority (Capital Improvement); Series 2012 A, Lease RB	5.00%	04/15/37	3,000	3,325,260
San Diego (City of) Public Facilities Financing Authority; Series 2009 B, Water RB	5.38%	08/01/34	5,000	5,988,200
Subseries 2012 A, Ref. Water RB	5.00%	08/01/32	5,000	6,098,850
San Diego (City of) Redevelopment Agency (Centre City Redevelopment); Series 1999 A, RB	6.40%	09/01/25	2,500	2,504,075
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/34	3,000	3,398,880
Series 2010 A, Sub. RB	5.00%	07/01/40	2,500	2,823,350
San Diego (County of) Water Authority; Series 2004 A, COP (INS-AGM) (a)(c)	5.00%	05/01/29	6,000	6,394,380
Series 2004 A, COP (INS-AGM) (a)	5.00%	05/01/29	700	746,011
Series 2008 A, COP (INS-AGM) (a)	5.00%	05/01/28	2,080	2,393,747
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds (c)	5.25%	08/01/33	5,000	6,169,600
San Dimas (City of) Redevelopment Agency (Creative Growth); Series 1998 A, Tax Allocation RB (INS-AGM) (a)	5.00%	09/01/16	455	456,702
San Francisco (City & County of) (Laguna Honda Hospital); Series 2008 R3, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)(c)	5.00%	06/15/28	9,500	10,397,180
Series 2008 R3, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	06/15/28	355	388,526
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2010 F, Second Series RB	5.00%	05/01/40	4,000	4,544,160
Series 2011 C, Ref. Second Series RB (f)	5.00%	05/01/23	3,000	3,598,710
Series 2011 F, Ref. Second Series RB (f)	5.00%	05/01/25	5,000	5,911,200
Series 2011 G, Second Series RB	5.25%	05/01/28	3,000	3,649,500
San Francisco (City & County of) Airport Commission (San Francisco International Airport – SFO Fuel Co. LLC); Series 2000 A, Special Facilities Lease RB (INS-AGM) (a)(f)	6.13%	01/01/27	1,660	1,664,565
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (c)	5.00%	11/01/36	6,300	7,499,394
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay North Redevelopment); Series 2011 C, Tax Allocation RB	6.50%	08/01/27	400	497,240
Series 2011 C, Tax Allocation RB	6.75%	08/01/33	500	613,965
San Francisco (City of) Bay Area Rapid Transit District; Series 2010, Ref. RB	5.00%	07/01/28	1,000	1,209,000
Series 2012 A, RB	5.00%	07/01/36	2,000	2,426,660

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

San Francisco (City of) Municipal Transportation Agency; Series 2012 A, RB	5.00%	03/01/32	$1,140	$1,351,823
Series 2012 B, RB	5.00%	03/01/42	3,355	3,897,906
San Jose (City of) Financing Authority (Civic Center); Series 2002 B, Lease RB (INS-AMBAC)(a)	5.00%	06/01/37	10,000	10,034,500
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	09/01/32	1,000	436,170
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS-AGM) (a)	5.00%	08/01/30	2,500	2,917,525
Sanger Unified School District; Series 1999, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.60%	08/01/23	2,000	2,277,820
Santa Ana Unified School District (Financing Project); Series 1999, CAB COP (INS-AGM) (a)(b)	0.00%	04/01/36	1,000	303,530
Santa Clara (City of); Series 2003 A, Sub. Electric RB (INS-NATL) (a)	5.00%	07/01/23	2,610	2,679,348
Series 2003 A, Sub. Electric RB (INS-NATL) (a)	5.00%	07/01/24	2,735	2,806,684
Santa Clara (County of) Financing Authority (Multiple Facilities); Series 2008 L, Ref. Lease RB(c)	5.25%	05/15/36	10,000	11,658,500
Santa Clara Valley Transportation Authority (2000 – Measure A); Series 2007 A, Ref. Sales Tax RB (INS-AMBAC) (a)	5.00%	04/01/32	1,680	1,929,967
Santa Margarita/Dana Point Authority (Santa Margarita Water District Improvement Districts No. 2, 3 & 4); Series 2009 A, RB	5.13%	08/01/38	1,500	1,775,175
Semitropic Improvement District; Series 2012 A, Ref. Water Storage District RB	5.00%	12/01/35	2,000	2,297,780
Sierra View Local Health Care District; Series 2007, RB	5.25%	07/01/32	2,000	2,110,160
Simi Valley (City of) (Capital Improvement); Series 2004, COP (INS-AMBAC) (a)	5.00%	09/01/30	3,000	3,082,650
Simi Valley Unified School District (Election of 2004); Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/28	1,520	822,867
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/29	5,000	2,510,950
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/30	1,210	577,025
South Orange (County of) Public Financing Authority; Series 1999, Reassessment RB (INS-AGM) (a)	5.80%	09/02/18	3,305	3,347,139
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1);
Series 2004 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/29	1,640	1,696,760
Series 2005 A, Ref. RB (INS-AMBAC) (a)	5.00%	10/01/28	2,250	2,302,357
Southern California Metropolitan Water District; Series 2003 B-1, RB (d)(e)	5.00%	10/01/13	175	181,991
Series 2003 B-1, RB (d)(e)	5.00%	10/01/13	3,825	3,977,809
Series 2003 B-1, RB (d)(e)	5.00%	10/01/13	210	218,389
Series 2003 B-1, RB (d)(e)	5.00%	10/01/13	1,790	1,861,510
Series 2003 B-2, RB (d)(e)	5.00%	10/01/13	1,900	1,975,905
Series 2009 B, Ref. RB (c)	5.00%	07/01/27	7,825	9,435,542
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB (c)	5.25%	07/01/29	2,850	3,517,869
Series 2011-1, RB (c)	5.25%	07/01/31	2,850	3,500,370
Turlock (City of) (Emanuel Medical Center, Inc.); Series 2007 A, Health Facility Revenue COP	5.13%	10/15/31	1,000	1,060,010
Series 2007 B, Health Facility Revenue COP	5.13%	10/15/37	1,000	1,052,280
Tustin (City of) Public Financing Authority; Series 2011 A, Water RB	5.00%	04/01/36	3,500	4,084,395
Tustin Unified School District (School Facilities Improvement District No. 2002-1 – Election of 2002); Series 2008 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	06/01/28	250	286,720
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(e)(l)	3.50%	05/31/13	5,300	5,313,621
Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN (b)	0.00%	04/01/14	3,000	2,953,800
Upland Unified School District (Election of 2000); Series 2001 B, Unlimited Tax GO Bonds (d)(e)	5.13%	08/01/13	1,000	1,032,740
Val Verde Unified School District (Refunding & School Construction); Series 2005 B, COP (INS-NATL) (a)	5.00%	01/01/35	1,330	1,339,629
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,000	3,423,510
Vista Unified School District (Election of 2002); Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)(c)	5.00%	08/01/28	2,185	2,450,368
Washington Unified School District (Election of 2004); Series 2004 A, Unlimited Tax GO Bonds (d)(e)	5.00%	08/01/13	1,375	1,418,862
West Basin Municipal Water District; Series 2008 B, Ref. COP (INS-AGC) (a)	5.00%	08/01/27	1,640	1,912,470
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/25	5,000	2,960,000

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/32	$9,370	$3,768,333
Yosemite Community College District (Election of 2004);
Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/22	2,655	1,936,743
Series 2008 C, Unlimited Tax GO Bonds (INS-AGM) (a)(c)	5.00%	08/01/32	16,000	18,564,800
Yucaipa Valley Water District; Series 2004 A, COP (INS-NATL) (a)	5.25%	09/01/24	1,000	1,059,380
				984,249,346

Guam–2.50%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.38%	12/01/24	3,150	3,494,390
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	595	681,465
Guam (Territory of) Power Authority; Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/26	2,500	2,917,275
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/27	1,500	1,741,350
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/30	4,000	4,616,080
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	3,000	3,472,530
				16,923,090

Puerto Rico–4.64%

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, Sr. Lien RB	6.00%	07/01/47	5,000	5,450,450
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2010 AAA, RB	5.25%	07/01/29	2,000	2,117,160
Series 2010 XX, RB	5.25%	07/01/40	2,450	2,537,416
Series 2012 A, RB	5.00%	07/01/29	2,000	2,103,340
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2002 D, RB (d)(e)	5.45%	07/01/17	2,200	2,649,262
Puerto Rico Sales Tax Financing Corp.; First Subseries 2010 A, RB	5.38%	08/01/39	500	542,945
First Subseries 2010 C, RB	5.00%	08/01/35	2,000	2,153,440
First Subseries 2010 C, RB	5.25%	08/01/41	2,000	2,151,980
Series 2011 C, RB (c)	5.00%	08/01/40	3,930	4,356,484
Series 2011 C, RB (c)	5.25%	08/01/40	6,555	7,387,813
				31,450,290

Virgin Islands–1.84%

Virgin Islands (Government of) Public Finance Authority (Gross Receipts Taxes Loan Note); Series 1999 A, RB	6.38%	10/01/19	2,465	2,474,145
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	2,965	3,531,760
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	1,000	1,123,470
Series 2010 A, Sr. Lien RB	5.00%	10/01/29	3,000	3,335,250
Series 2012 A, RB(h)	4.00%	10/01/22	1,935	2,022,733
				12,487,358
TOTAL INVESTMENTS(m)–154.29% (Cost $936,512,893)				1,045,110,081
FLOATING RATE NOTE OBLIGATIONS–(27.94)%
Notes with interest rates ranging from 0.15% to 0.32% at 11/30/12 and contractual maturities of collateral ranging from 07/01/22 to 08/15/51 (See Note 1D)(n)				(189,260,000)
OTHER ASSETS LESS LIABILITIES–1.45%				9,821,270
VARIABLE RATE MUNI TERM PREFERRED SHARES–(27.80)%				(188,300,000)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$677,371,351

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.	INS	—	Insurer
AGM	—	Assured Guaranty Municipal Corp.	LOC	—	Letter of Credit
AMBAC	—	American Municipal Bond Assurance Corp.	MFH	—	Multi-Family Housing
BAN	—	Bond Anticipation Notes	NATL	—	National Public Finance Guarantee Corp.
CAB	—	Capital Appreciation Bonds	PCR	—	Pollution Control Revenue Bonds
CEP	—	Credit Enhancement Provider	RB	—	Revenue Bonds
COP	—	Certificates of Participation	Ref.	—	Refunding
FGIC	—	Financial Guaranty Insurance Co.	RN	—	Revenue Notes
FHA	—	Federal Housing Administration	Sr.	—	Senior
GNMA	—	Government National Mortgage Association	Sub.	—	Subordinated
GO	—	General Obligation	VRD	—	Variable Rate Demand
IDR	—	Industrial Development Revenue Bonds

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Zero coupon bonds issued at a discount.

(c)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Security subject to the alternative minimum tax.

(g)	Advance refunded.

(h)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2012 was $10,369,436, which represented 1.53% of the Trust’s Net Assets.

(i)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(k)

Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $6,050,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.

(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(m)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	13.5%
National Public Finance Guarantee Corp.	8.0
American Municipal Bond Assurance Corp.	7.0

(n)

Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2012. At November 30, 2012, the Trust’s investments with a value of $350,924,599 are held by Dealer Trusts and serve as collateral for the $189,260,000 in floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield (for debt obligations), quality, coupon rate (for debt obligations), maturity (for debt obligations), type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities.

Invesco California Value Municipal Income Trust

D.	Floating Rate Note Obligations – (continued)

The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended, or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Invesco California Value Municipal Income Trust

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

		Level 1		Level 2		Level 3	Total
Municipal Obligations	$	—	$	1,045,110,081	$	—	$1,045,110,081

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2012 was $141,125,150 and $122,828,015, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$	108,059,315
Aggregate unrealized (depreciation) of investment securities		(52,591)
Net unrealized appreciation of investment securities	$	108,006,724
Cost of investments for tax purposes is $937,103,357.

Invesco California Value Municipal Income Trust

Item 2.  Controls and Procedures.

(a)	As of November 19, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

2411146

012213 (1) BO

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco California Value Municipal Income Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 29, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 29, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2013

2286640

011713 (1) BO

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.